Prepaid Expenses and Other Current Assets, Net - Schedule of Credit Loss Provision (Details) - Prepaid Expenses and Other Current Assets [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Credit Loss Provision [Line Items]
Beginning balance	¥ (536)	¥ (536)
Addition in bad debt allowance	(10)
Reversal
Written off
Balance at end of the year	¥ (546)	¥ (536)